Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets consist of intellectual property and customer lists acquired and are carried at cost less accumulated amortization. Amortization is computed using the straight-line method over five years for all of the intangibles.

The components of intangible assets are as follows:

	September 30, 2014	December 31, 2013
Proprietary developed software	$294,036	$294,036
Intellectual property, customer list, and acquired contracts	1,044,000	694,000

Total intangible assets	$1,338,036	$988,036
Less: accumulated amortization	(477,529)	(300,156)
	$860,507	$687,880

Amortization expense included in depreciation and amortization was $66,902 and $177,373, respectively, for the three and nine months ended September 30, 2014 as compared to $49,402 and $147,231, respectively, for the three and nine months ended September 30, 2013.

The Company expects future amortization expense to be the following:

Amortization
Balance of 2014	$66,901
2015	267,607
2016	267,607
2017	165,059
2018	70,000
2019	23,333

Total	$860,507

NOTE 5 – INTANGIBLE ASSETS

Intangible assets consist of intellectual property and customer lists acquired and are carried at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives.

The components of intangible assets are as follows:

	December 31, 2013	December 31, 2012	Estimated Useful Lives
Proprietary developed software	$294,036	$294,036	5
Intellectual property, customer list, and acquired contracts	694,000	694,000	5

Total intangible assets	$988,036	$988,036
Less: accumulated amortization	300,156	103,523
	$687,880	$884,513

Amortization expense related to the above intangible assets was $196,633 and $103,523, respectively, the tears ended December 31, 2013 and 2012.

The Company expects amortization expense to be the following:

Amortization

2014	$197,607
2015	197,607
2016	197,607
2017	95,059

Total	$687,880